Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value - Schedule of Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Borrower Loans, at Fair Value	$ 293,005	$ 315,627
Notes at Fair Value	(293,948)	(316,236)
Loans Held for Sale, at Fair Value	49	624
Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Borrower Loans, at Fair Value	293,005	315,627
Notes at Fair Value	(293,948)	(316,236)
Loans Held for Sale, at Fair Value	49	624
Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Aggregate principal balance outstanding, Notes	(300,922)	(323,358)
Fair value adjustments, Notes	6,974	7,122
Notes at Fair Value	(293,948)	(316,236)
Notes | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Aggregate principal balance outstanding, Notes	(300,922)	(323,358)
Fair value adjustments, Notes	6,974	7,122
Notes at Fair Value	(293,948)	(316,236)
Borrower Loans
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Aggregate principal balance outstanding, Borrower Loans	296,668	319,143
Fair value adjustments, Loans	(3,663)	(3,516)
Borrower Loans, at Fair Value	293,005	315,627
Borrower Loans | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Aggregate principal balance outstanding, Borrower Loans	296,668	319,143
Fair value adjustments, Loans	(3,663)	(3,516)
Borrower Loans, at Fair Value	293,005	315,627
Loans Held for Sale
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value adjustments, Loans	(10)	(17)
Aggregate principal balance outstanding, Loans Held for Sale	59	641
Loans Held for Sale, at Fair Value	49	624
Loans Held for Sale | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value adjustments, Loans	(10)	(17)
Aggregate principal balance outstanding, Loans Held for Sale	59	641
Loans Held for Sale, at Fair Value	$ 49	$ 624